Long-Term Debt and Other Financial Liabilities	12 Months Ended
Dec. 31, 2022
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
7.	Long-Term Debt and Other Financial Liabilities:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2022	December 31, 2021
Long-term debt and other financial liabilities	235,603	218,551
Less: Deferred financing costs and debt discounts	(3,727)	(3,377)
Total	231,876	215,174
Less - current portion	(35,051)	(68,473)
Long-term portion	196,825	146,701

Debt related to assets held for sale	13,100	-
Less: Deferred financing costs	(110)	-
Total	12,990	-

Total debt net of deferred financing costs and debt discounts	244,866	215,174

Senior long-term debt

New Loan Facilities during the year ended December 31, 2022

June 2022 Alpha Bank Loan Facility

On June 21, 2022, the Company entered into a facility agreement with Alpha Bank S.A. for a $21,000 term loan secured by the Dukeship. The loan bears interest of SOFR plus a margin of 2.95% and the term is four years. The repayment schedule comprises four quarterly installments of $1,000 followed by twelve quarterly installments of $500 and a final balloon of $11,000 payable together with the sixteenth installment. In addition, the Company is required to maintain a security cover ratio (as defined therein) not less than 125%. The borrower is required to maintain minimum liquidity of $500 in its operating account. The June 2022 Alpha Bank Loan Facility is cross collateralized with the August 2021 Alpha Bank Loan Facility discussed below. As of December 31, 2022, the amount outstanding under the facility was $19,000.

June 2022 Piraeus Bank Loan Facility

On June 22, 2022, the Company entered into a facility agreement with Piraeus Bank S.A. for a $38,000 sustainability-linked loan for the purpose of (i) refinancing the existing November 2021 Piraeus Bank Loan Facility, which was secured by the Worldship and (ii) partly financing the acquisition cost of the Honorship. The loan bears interest of LIBOR plus a margin of 3.00% which can be decreased by up to 0.10% upon meeting certain emission reduction targets during the term of the facility. The term is five years and the repayment schedule comprises four quarterly installments of $2,000, followed by two quarterly installments of $1,500, followed by fourteen quarterly installments of $750 and a final balloon of $16,500 payable together with the final installment. The Company is required to maintain a leverage ratio, as defined in the loan agreement, that will not be higher than 85% until the maturity. The borrowers are required to maintain an aggregate minimum liquidity of $2,000 in their earnings account. In addition, the borrowers shall maintain a security cover ratio (as defined therein) of not less than 125% until December 24, 2023 and 130% thereafter until the maturity of the loan. The June 2022 Piraeus Bank Loan Facility was assessed based on provisions of ASC 470-50 and was treated as debt modification.  As of December 31, 2022, the amount outstanding under the facility was $34,000.

October 2022 Danish Ship Finance Loan Facility

On October 10, 2022, the Company entered into a facility agreement with Danish Shipping Finance A/S for a $28,000 term loan for the purpose of refinancing the existing UniCredit Bank Loan Facility, which was secured by the Premiership and the Fellowship. The October 2022 Danish Ship Finance Loan Facility is divided in two equal tranches, bears interest of SOFR plus a margin of 2.50% and has a term of five years. The repayment schedule of each tranche comprises six quarterly installments of $780 followed by fourteen quarterly installments of $518 and a final balloon of $2,100 payable together with the twentieth installment. In addition, the Company is required to maintain a security cover ratio (as defined therein) of not less than 133%, at any time when the corporate leverage ratio (as defined therein) is equal to or less than 65%. If the corporate leverage ratio is higher than 65%, the Company is required to maintain a security cover (as defined therein) of not less than 143%. The Company is required to maintain a leverage ratio (as defined therein), that will not be higher than 85% until June 29, 2023 and 70% thereafter until the maturity of the loan. Each borrower is required to maintain minimum liquidity of $650 in its retention account. As of December 31, 2022, the amount outstanding under the facility was $28,000.

December 2022 Alpha Bank Loan Facility

On December 15, 2022, the Company entered into a facility agreement with Alpha Bank S.A. for a $16,500 term loan for the purpose of partly financing the acquisition cost of the Paroship. The interest rate of the facility is equal to term SOFR plus a margin of 2.90% and the term is four years. The repayment schedule comprises four quarterly installments of $525 followed by twelve quarterly installments of $400 and a final balloon of $9,600 payable together with the sixteenth installment. In addition, the Company is required to maintain a security requirement (as defined therein) of not less than 125%. The borrower is required to maintain minimum liquidity of $500 in its operating account. As of December 31, 2022, the amount outstanding under the facility was $16,500.

Loan Facilities amended during the year ended December 31, 2022

August 2021 Alpha Bank Loan Facility

On August 9, 2021, the Company entered into a facility agreement with Alpha Bank S.A. for a $44,120 term loan for the purpose of (i) refinancing the May 2021 Alpha Bank loan facility which was secured by the Leadership, the Squireship and the Lordship and (ii) financing the previously unencumbered Friendship. The loan is divided into two tranches as follows: Tranche A, secured by and corresponding to the Squireship and the Lordship and Tranche B, secured by and corresponding to the Friendship. The applicable interest rate is LIBOR plus a margin of 3.5% and LIBOR plus a margin of 3.25%, for Tranche A and Tranche B respectively. Tranche A matures on May 21, 2025, and Tranche B on August 11, 2025. Tranche A will be repaid through four quarterly installments of $1,250, followed by four quarterly installments of $1,040, followed by eight quarterly installments of $875 and a balloon of $14,960 payable together with the last installment. Tranche B will be repaid through four quarterly installments of $700 followed by twelve quarterly installments of $375 and a balloon of $5,700 payable together with the last installment. Each of the borrowers owning the Squireship and the Lordship are required to maintain average quarterly minimum free liquidity of $500, whereas the borrower owning the Friendship is required to maintain $500 at all times. In addition, the borrowers shall ensure that the market value of the vessels plus any additional security shall not be less than 125% of the aggregate outstanding loan amount. On June 30, 2022, the Company entered into a supplemental agreement to the facility pursuant to which, the August 2021 Alpha Bank Loan Facility was cross collateralized with the June 2022 Alpha Bank Loan Facility. The facility agreement was assessed based on provisions of ASC 470-50 and was treated as debt modification of the May 2021 Alpha Bank Loan Facility. As of December 31, 2022, the amount outstanding under the facility was $33,865.

Pre - Existing Loan Facilities

ABB Loan Facility

On April 22, 2021, the Company entered into a facility agreement with Aegean Baltic Bank S.A. for a $15,500 term loan for the financing of the Goodship and the Tradership. The loan is divided into two tranches: (i) Tranche A of $7,500 for the Goodship, drawn down on April 26, 2021, and (ii) Tranche B of $8,000 for the Tradership, drawn down on June 14, 2021. The loan bears interest of LIBOR plus a margin of 4%. Tranche A is repayable in 18 quarterly installments of $200 each, with the last installment, together with a balloon installment of $3,900, payable in October 2025. Tranche B is repayable in 18 quarterly installments of $200 each, with the last installment, together with a balloon installment of $4,400, payable in December 2025. The Company is required to maintain a corporate leverage ratio (as defined in the facility agreement), that will not be higher than 85% until the maturity. Each borrower is required to maintain minimum liquidity of $300 in its earnings account. In addition, the borrowers shall ensure that the market value of the vessels plus any additional security shall not be less than 130% of the aggregate outstanding loan amount. As of December 31, 2022, the amount outstanding under the facility was $13,100 and is presented under Long-term debt related to vessels held for sale following the Company’s decision to sell the Goodship and the Tradership (Note 16).

Sinopac Loan Facility

On December 20, 2021, the Company entered into a $15,000 loan facility with Sinopac Capital International (HK) Limited to refinance the Tranche B of the July 2020 Entrust Facility secured by, inter alia, the Geniuship. The interest rate is LIBOR plus a margin of 3.5%. The principal will be repaid over a five-year term, through four quarterly installments of $530 followed by 16 quarterly installments of $385 and a final balloon payment of $6,720 payable together with the last installment. The borrower is required to ensure that the market value of the vessel plus any additional security shall be not less than 130% of the aggregate outstanding loan amount. As of December 31, 2022, the amount outstanding under the facility was $12,880.

As of December 31, 2022, each of the facilities mentioned above was secured by a first priority mortgage over the respective vessel, general assignments covering the respective vessel’s earnings, charter parties, insurances and requisition compensation, account pledge agreements covering the vessel’s earnings accounts, technical and commercial managers’ undertakings, pledge agreements covering the shares of the applicable vessel-owning subsidiaries and a corporate guarantee by the Company. In addition, certain of these loan facilities were secured by specific charterparty assignments, for charterparties exceeding 12 or 13 months in duration and hedging assignment agreements.

Loan Facilities repaid during the years ended December 31, 2022, 2021 and 2020

November 2021 Piraeus Bank Loan Facility

On November 12, 2021, the Company entered into a $16,850 sustainability-linked loan facility with Piraeus Bank S.A. to finance part of the acquisition cost of the Worldship. The interest rate was LIBOR plus a margin of 3.05%, which could be decreased to 2.95% based on certain emission reduction thresholds (as described therein). The principal was scheduled to be repaid over a five-year term, through four installments of $1,000, followed by two installments of $750, followed by 14 installments of $375, followed by a balloon of $6,100 payable together with the last installment. The Company was required to maintain a corporate leverage ratio (as defined therein), not higher than 85% until maturity. The borrower was required to maintain minimum liquidity of $850 in its earnings account. In addition, the borrower was required to ensure that the market value of the vessel plus any additional security would not be less than 130% of the aggregate outstanding loan amount. On June 22, 2022, the Company refinanced the facility using the proceeds from the June 2022 Piraeus Bank Loan Facility.

Leader Alpha Bank Loan Facility

On March 6, 2015, the Company entered into a loan agreement with Alpha Bank S.A., for a secured loan facility in an amount of $8,750. The loan was used to partially finance the acquisition of the Leadership. The interest rate of the facility was equal to LIBOR plus a margin of 3.75%. On March 17, 2020, the Company entered into a fifth supplemental agreement with Alpha Bank S.A. regarding the subject facility. Pursuant to the terms of the supplemental agreement: (i) the maturity date was extended from March 18, 2020, to December 31, 2022, (ii) the repayment of the facility would be made by eleven consecutive quarterly repayments of $250 each followed by a balloon installment of $2,303 to be made on the maturity date, and (iii) several of its financial covenants were amended or waived. An amendment fee of $50 was paid in respect of the fifth supplemental agreement. The fifth supplemental agreement was assessed based on provisions of ASC 470-50 and was treated as debt modification. The subject facility was refinanced in full on May 20, 2021, using part of the proceeds from the May 2021 Alpha Bank Loan Facility.

HCOB Loan Facility

On September 1, 2015, the Company entered into a loan agreement with Hamburg Commercial Bank AG (formerly HSH Nordbank AG), or HCOB, for a secured loan facility of $44,430. The loan was fully drawn down in 2015, was used to partially finance the acquisition of the Geniuship and the Gloriuship and had an original final maturity date of June 30, 2020. The interest rate of the facility was equal to LIBOR plus a margin of 3.75%. On June 26, 2020, the Company entered into a settlement agreement with HCOB. Pursuant to the terms of the settlement agreement, the Company, in order to fully settle its obligations under the loan agreement was required to pay a total amount of $23,500 out of the then outstanding amount of the loan agreement of $29,056 until July 31, 2020. On July 17, 2020, the Company settled the full amount of the HCOB Loan Facility through a $23,500 payment with the funds obtained from the proceeds of the July 2020 Entrust Facility and cash on hand, following which all securities created in favor of HCOB were irrevocably and unconditionally released. As a result, the Company recognized a gain of $5,144 and is presented in Gain on debt refinancing. The settlement agreement was assessed based on provisions of ASC 470-60 and was treated as troubled debt restructuring.

Squire Alpha Bank Loan Facility

On November 4, 2015, the Company entered into a loan agreement with Alpha Bank S.A., for a secured loan facility of $33,750. The loan was used to partially finance the acquisition of the Squireship. The interest rate of the facility was equal to LIBOR plus a margin of 3.50%. On March 31, 2020, the Company entered into a fourth supplemental agreement with Alpha Bank S.A. regarding the subject facility. Pursuant to the terms of the supplemental agreement: (i) the maturity date was extended from November 10, 2021 to December 31, 2022, (ii) the repayment of the facility would be made by two prepayments of $500 each on August 26, 2020 and October 1, 2020 as well as eleven consecutive quarterly repayments of $919 each followed by a balloon installment of $14,975 to be made on the maturity date, and (iii) several of its financial covenants were amended or waived. An amendment fee of $75 was paid in respect of the fourth supplemental agreement. The fourth supplemental agreement was assessed based on provisions of ASC 470-50 and was treated as debt modification. The subject facility was refinanced in full on May 20, 2021, using part of the proceeds from the May 2021 Alpha Bank Loan Facility.

Entrust Loan Facility

On June 11, 2018, the Company entered into a $24,500 loan agreement with certain Blue Ocean maritime lending funds managed by EnTrust Permal as lenders and Wilmington Trust, National Association as facility and security agent, respectively, for the purpose of refinancing the outstanding indebtedness under a previous loan facility with Northern Shipping Fund, of NSF. The facility was expiring on June 13, 2023, or on June 13, 2025, subject to certain conditions, and had a balloon installment of $15,300 or $9,500 due at maturity, assuming a maturity date in June 2023 or in June 2025, respectively. The weighted average all-in interest rate was equal to 11.4% or 11.2% assuming a maturity date in June 2023 or in June 2025, respectively.

On July 15, 2020, the Company entered into an amendment and restatement of the $24,500 loan agreement mentioned above. The amended and restated facility is hereunder referred to as the “Entrust Loan Facility”. Pursuant to the terms of the Entrust Loan Facility (i) Wilmington Trust, National Association resigned as facility agent and security agent and Lucid Agency Services Limited and Lucid Trustee Services Limited were appointed as successor facility agent and security agent, respectively and (ii) the facility was cross-collateralized with the July 2020 Entrust Facility. The original terms and securities of the subject facility agreement were not otherwise altered by the amendment and restatement. The amendment and restatement of the agreement was assessed based on provisions of ASC 470-50 and was treated as debt modification. On March 5, 2021, the Company repaid the full balance of the Entrust Loan Facility and all securities created to cross-collateralize the Entrust Loan Facility with the July 2020 Entrust Facility were irrevocably and unconditionally released. As of December 31, 2021, an amount of $438 was recognized as loss on debt extinguishment according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments” and was included in “Loss in extinguishment of debt” in the consolidated statement of operations.

UniCredit Bank Loan Facility

On September 11, 2015, the Company entered into a facility agreement with UniCredit Bank AG, for a secured loan facility of $52,705 to partially finance the acquisition of the Premiership, Gladiatorship and Guardianship. On November 22, 2018 following the sale of the Gladiatorship and Guardianship, the Company entered into an amendment and restatement of the facility in order to (i) release the respective vessel-owning subsidiaries of the Gladiatorship and the Guardianship as borrowers and (ii) include as replacement borrower the vessel-owning subsidiary of the Fellowship. On July 3, 2019, the Company entered into a supplemental agreement pursuant to which: (i) $2,208 of installments originally falling due within 2019 were deferred to the balloon installment on December 28, 2020, (ii) the applicable margin was increased from 3.20% to 4.20% with effect from March 26, 2019 until December 27, 2019 inclusive and reinstated to the original levels subsequently and (iii) the requirement for each borrower to hold minimum liquidity of $500 cash was cancelled. On February 8, 2021, the Company entered into a supplemental agreement to the facility pursuant to which: (i) the quarterly installments were reduced from $1,550 to $1,200, effective as of the December 2020 installment, (ii) the applicable margin was increased from 3.2% to 3.5% with effect as of December 29, 2020 until the maturity of the facility, (iii) the maturity of the loan was extended to December 29, 2022 from December 29, 2020 initially, and (iv) several of its financial covenants were waived with retrospective effect from June 2020 onwards. On October 13, 2022, the facility was refinanced in full by the October 2022 Danish Ship Finance Loan Facility.

February 2019 ATB Loan Facility

On February 13, 2019, the Company entered into a new loan facility with ATB, or the February 2019 ATB Loan Facility, in order to (i) refinancing the existing indebtedness over the Partnership under the May 2017 ATB Loan Facility and (ii) financing of installation of open loop scrubber systems on the Squireship and Premiership. The interest rate of the facility was equal to LIBOR plus a margin of 4.65%. The February 2019 ATB Loan Facility was divided in Tranche A, relating to the refinancing of the Partnership, and Tranches B and C for the financing of the scrubber systems on the Squireship and the Premiership, respectively. Pursuant to the terms of the facility, Tranche A was repayable in sixteen equal quarterly installments being $200 each and a balloon payment of $13,190 payable on November 27, 2022 and each of Tranche B and C was repayable in twelve quarterly installments of $189.8 until August 26, 2022. On February 12, 2021, the Company entered into a supplemental agreement to the facility to amend several of its financial covenants. On December 9, 2021, the Company entered into a supplemental letter to the facility pursuant to which: the lender (i) provided its consent for the prepayment of the Third JDH Note secured by the Partnership which was subject to an intercreditor agreement entered into between the Company, ATB and the holder of the convertible note, (ii) waived a breach of the borrower concerning the repayment of certain subordinated liabilities (as defined therein) in the amount of $1,080 and (iii) waived the borrower’s obligation to make an additional repayment (as defined therein) in the amount of $1,080. An amendment fee of $50 was paid in respect of the supplemental letter. On February 28, 2022, the outstanding balance of $15,129 was repaid in full with cash on hand and subsequently refinanced by the Chugoku Bank Sale and Leaseback.

July 2020 Entrust Facility

On July 15, 2020, the Company entered into a secured loan facility of $22,500 with Lucid Agency Services Limited and Lucid Trustee Services Limited, as facility agent and security agent, respectively, and certain nominees of EnTrust Global as lenders, the proceeds of which were used for the settlement of the HCOB Loan Facility. The interest rate of the facility was equal to a fixed rate of 10.50% The Company drew down the $22,500 on July 16, 2020. In addition, the July 2020 Entrust Facility was cross collateralized with an existing loan facility which was then secured by the Lordship. The cross-collateral security structure was released following the full prepayment of the loan facility that was subsequently financed by the May 2021 Alpha Bank Loan Facility. On December 20, 2021, the Company repaid the balance of $14,618 related to Tranche B secured by the Geniuship. On the date of repayment, $438 of unamortized debt discounts were written off according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments”. The outstanding balance of the loan, amounting to $4,950, was transferred to United following completion of the Spin-Off.

May 2021 Alpha Bank Loan Facility

On May 20, 2021, the Company entered into a facility agreement with Alpha Bank S.A. for a $37,450 term loan for (i) the refinancing of the Leader Alpha Bank Loan Facility and the Squire Alpha Bank Loan Facility with an aggregate outstanding of $25,459, and (ii) partial financing of the previously unencumbered Lordship. The facility was divided in two tranches: (i) Tranche A of $25,450 for the refinancing of the two previous facilities and (ii) Tranche B of $12,000 for general corporate purposes. The loan bore interest of LIBOR plus a margin of 3.5%. The facility was repayable in 4 quarterly installments of $1,500, followed by 4 quarterly installments of $1,250, together with an interim balloon installment of $4,500 payable concurrently with the 8th repayment installment, followed by 8 quarterly installments of $875, together with a balloon installment of $14,950, payable together with the last repayment installment. On August 11, 2021, the facility was refinanced in full by the August 2021 Alpha Bank Loan Facility. The facility agreement was assessed based on provisions of ASC 470-50 and was treated as debt modification.

Other Financial Liabilities - Sale and Leaseback Transactions
New Sale and Leaseback Activities during the year ended December 31, 2022

Chugoku Bank Sale and Leaseback

On February 25, 2022, the Company entered into a sale and leaseback transaction with Chugoku Bank, Ltd. to refinance the Partnership which was previously financed by the February 2019 ATB Loan Facility and the Second JDH Loan secured through first and second priority mortgages respectively. The drawdown of the funds under the sale and leaseback agreement occurred on March 9, 2022. The transaction was accounted for as a financial liability, as control remains with the Company and the Partnership will continue to be recorded as an asset on the Company’s balance sheet. The financing amount is $21,300 and the interest rate is 2.9% plus SOFR per annum. The principal will be repaid over an eight-year term, through 32 quarterly installments averaging at approximately $590 and a balloon payment of $2,388 at the expiration of the bareboat. Following the second anniversary of the bareboat charter, the Company has continuous options to repurchase the vessel at predetermined prices as set forth in the agreement. At the end of the 8-year bareboat period, the Company has the option to repurchase the vessel for $2,388, which the Company expects to exercise. The charterhire principal as of December 31, 2022 was $19,572.

Existing Sale and Leaseback Agreements

Flagship Cargill Sale and Leaseback

On May 11, 2021, the Company entered into a $20,500 sale and leaseback agreement with Cargill for the purpose of financing part of the acquisition cost of the Flagship. The Company sold and chartered back the vessel from Cargill on a bareboat basis for a five-year period, having a purchase obligation at the end of the fifth year. Under ASC 842-40, the transaction was accounted for as a financial liability. The implied average applicable interest rate is equivalent to 2% per annum. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions. The Company has continuous options to buy back the vessel during the whole five-year sale and leaseback period at predetermined prices as set forth in the agreement and at the end of such period it has a purchase obligation at $10,000. Additionally, at the time of repurchase, if the market value of the vessel exceeds certain threshold prices, as set forth in the agreement, the Company will pay to Cargill 15% of the difference between the market price and such threshold prices. The charterhire principal amortizes in sixty monthly installments averaging approximately $175 each along with a balloon payment of $10,000, at maturity on May 10, 2026. The charterhire principal as of December 31, 2022, was $17,300.

CMB Financial Leasing Co., Ltd. (“CMBFL”) Sale and Leaseback

On June 22, 2021, the Company entered into sale and leaseback agreements for the Hellasship and the Patriotship in the total amount of a $30,900 with CMBFL for the purpose of financing the outstanding acquisition price of both vessels. The Company sold and chartered back the vessels from two affiliates of CMBFL on a bareboat basis for a five-year period. The financings bear interest of LIBOR plus a margin of 3.5%. The Company is required to maintain a corporate leverage ratio (as defined therein) that will not be higher than 85% until the maturity. Additionally, each bareboat Charterer is required to maintain minimum liquidity of $550 in its earnings account. The bareboat charterers are also required to maintain a value maintenance ratio of at least 120% of the charterhire principals. The Company has the option to buy back the vessels between the end of the second year until the end of the fifth year at predetermined prices as defined in the agreement. Under ASC 842-40, the transaction was accounted for as a financial liability as it was determined that the Company’s exercise of the option to buy back the vessels was highly probable considering the Company’s significant equity participation in the project, and as a result, the expiry cost of each vessel will be considerably lower than the respective net book value at such time. No participation liability was recognized as of December 31, 2022 and 2021, respectively, due to Cargill’s entitlement to participate in the appreciation of the vessel’s market value as the estimated market value did not exceed the threshold prices. The charterhire principal amortizes in twenty quarterly installments of $780 each along with a balloon payment of $15,300, at maturity on June 28, 2026. The charterhire principal as of December 31, 2022, was $26,220.

Hanchen Sale and Leaseback

On June 28, 2018, the Company entered into a $26,500 sale and leaseback agreement for the Knightship with Hanchen Limited (“Hanchen”), an affiliate of AVIC International Leasing Co., Ltd.. The Company’s wholly-owned subsidiary, Knight Ocean Navigation Co (“Knight” or the “Charterer”) sold and chartered back the vessel on a bareboat basis for an eight year period, having a purchase obligation at the end of the eighth year. The charterhire principal bears interest at LIBOR plus a margin of 4%.  Under ASC 842-40, the transaction was accounted for as a financial liability.  Of the $26,500, $18,550 were cash proceeds, $6,625 was withheld by Hanchen as an upfront charterhire upon the delivery of the vessel, and an amount of $1,325, or Charterer’s Deposit, included in “Deposits assets, non-current” in the consolidated balance sheets as of December 31, 2021 and 2020, was given as a deposit by Knight to Hanchen upon the delivery of the vessel in order to secure the due observance and performance by Knight of its obligations and undertakings as per the sale and leaseback agreement. The Charterer’s Deposit can be set off against the balloon payment at maturity. The Charterer is required to maintain a value maintenance ratio (as defined in the additional clauses of the bareboat charter) of at least 120% of the charterhire principal minus the Charterer’s Deposit. The Company has continuous options to buy back the Knightship at any time following the second anniversary of the bareboat charter and a purchase obligation of $5,299 at the end of the leaseback period. The charterhire principal amortizes in thirty-two consecutive equal quarterly installments of approximately $456 along with a balloon payment of $5,299 at maturity on June 29, 2026. The charterhire principal, as of December 31, 2022, was $11,676. On March 29, 2023, the Company entered into a $19,000 sale and leaseback agreement with Evahline Inc. for the refinancing of the existing lease facility (Note 16).

Championship Cargill Sale and Leaseback

On November 7, 2018, the Company entered into a $23,500 sale and leaseback agreement for the Championship with Cargill International SA (“Cargill”) for the purpose of refinancing the outstanding indebtedness of the Championship under the May 2017 ATB Loan Facility. The Company sold and chartered back the vessel from Cargill on a bareboat basis for a five year period, having a purchase obligation at the end of the fifth year. The implied average applicable interest rate is equivalent to 4.71% per annum. Under ASC 842-40, the transaction was accounted for as a financial liability. The Company is required to maintain an amount of $1,600 which may be set-off against the vessel repurchase price (Note 4). Moreover, under the subject sale and leaseback agreement, an additional tranche was provided to the Company for an amount of up to $2,750 for the purpose of financing the cost associated with the acquisition and installation on board the Championship of an open loop scrubber system which was fully drawn. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions. Moreover, as part of the transaction, the Company issued 750 of its common shares to Cargill which were subject to customary statutory registration requirements. The fair market value of the shares on the date issued to Cargill was $1,541 and amortize over the lease term using the effective interest method.  The unamortized balance is accounted for as a deferred finance cost and is classified in other financial liabilities on the consolidated balance sheets. The Company has continuous options to buy back the vessel during the whole five-year sale and leaseback period at predetermined prices as set forth in the agreement and at the end of which period it has a purchase obligation at $14,051. At the time of repurchase, if the market value of the vessel exceeds certain threshold prices, as set forth in the agreement, the Company will pay to Cargill 20% of the difference between the market price and such threshold prices (the “Profit Share Amount”). Additionally, upon the repurchase of the vessel, the Company is obliged to pay an amount for the remaining period of the initial charterhire based on the Baltic Capesize Index FFA curve and a discount rate on the Baltic Capesize Index as per the sale and leaseback agreement (the “Washout Amount”). On November 15, 2022, the Company exercised its option to purchase the Championship. Pursuant to the exercise of the purchase option, the Company has agreed to pay upon the delivery of the vessel (which is expected to take place in the second quarter of 2023) (i) an amount of $793, accounting for the Profit Share Amount and (ii) an amount of $120 for the Washout Amount . The charterhire principal amortizes in sixty monthly installments averaging approximately $167 each along with a balloon payment of $14,051, including the additional scrubber tranche, at maturity on November 7, 2023. The charterhire principal and the scrubber tranche, as of December 31, 2022, was $15,501 and $1,089, respectively. In March 2023, the Company obtained a commitment letter in order to refinance the existing lease facility secured by the Championship (Note 16).

All of the Company’s secured facilities (i.e., long-term debt and other financial liabilities) bear either floating interest at LIBOR or SOFR plus a margin or fixed interest.

Certain of the Company’s long-term debt and other financial liabilities contain financial covenants and undertakings requiring the Company to maintain various financial ratios, including:

•	a minimum borrower’s liquidity;
•	a minimum guarantor’s liquidity;
•	a security coverage requirement; and
•	a leverage ratio.

As of December 31, 2022, the Company was in compliance with all covenants relating to its loan facilities as at that date.

As of December 31, 2022, ten of the Company’s owned vessels (excluding assets held for sale), having a net carrying value of $271,863, were subject to first and second priority mortgages as collaterals to their long-term debt facilities. In addition, the Company’s six bareboat chartered vessels, having a net carrying value of $162,270 as of December 31, 2022, have been financed through sale and leaseback agreements. As is in typical leaseback agreements, the title of ownership is held by the relevant lenders.

Subordinated long-term debt

The Company refers to the First JDH Loan, the Second JDH Loan and the Fourth JDH Loan (all mentioned below) as the “JDH Loans”.

Securities Purchase Agreements and Omnibus Supplemental Agreements:

In December 2020, the Company and Jelco Delta Holding Corp., or JDH, the Company’s creditor and a former affiliate and former related party, entered into a securities purchase agreement, or SPA, an omnibus supplemental agreement with respect to the JDH Loans (as mentioned below), or Omnibus Loans Agreement, and an omnibus supplemental agreement with respect to the JDH Notes (as mentioned below), or Omnibus Notes Agreement, which set forth the terms of the amendments of the outstanding loan facilities and convertible notes between the Company and JDH. Pursuant to these agreements, all maturities under the JDH Loans and the JDH Notes (as mentioned below) were extended to December 2024 and the interest rate was set at 5.5% until maturity. The conversion price under the JDH Notes was set to $12.0 per common share. In connection with this transaction, the Company prepaid $6,500 of the principal amount of the Second JDH Loan on December 31, 2020. In exchange for the settlement of all accrued and unpaid interest under the JDH Loans and JDH Notes through December 31, 2020, in an aggregate amount of $4,350, and an amendment fee of $1,241, the Company issued, on January 8, 2021, 798,691 units at a price of $7.0 per unit, with each unit consisting of one common share of the Company (or, at JDH’s option, one pre-funded warrant in lieu of such common share) and ten warrants to purchase one common share at an exercise price of $7.0 per share. Furthermore, the Company granted to JDH an option, to purchase up to 428,571 additional Units at a price of $7.0 per Unit in exchange for the settlement of principal under the Second JDH Loan in an amount equal to the aggregate purchase price of the units. In addition, pursuant to the terms of the Omnibus Loans Agreement, in 2022 and 2023, two mandatory repayments of $8,000 would be made, which would be applied to the JDH Loans on a pro rata basis based upon the principal amounts outstanding at that time. Any amounts outstanding after the two mandatory repayments would be repaid at the maturity date. Furthermore, the Omnibus Loans Agreement provided for certain prepayment provisions through a cash sweep mechanism, capturing (i) corporate liquidity in excess of $25,000 or (ii) Time Charter Equivalent revenues in excess of $18,000 and up to $21,000. Lastly the JDH Loans were mandatorily prepaid on a pro rata basis from 25% of the net proceeds from any future equity offerings and warrant exercises. Pursuant to the terms of the Omnibus Loans Agreement, the total repayments on the JDH Loans (including the mandatory repayments and any prepayments) shall not exceed $12,000 in any twelve-month period ending on December 31.

The Company considered the troubled debt restructuring guidance regarding the December 31, 2020 JDH amendments and concluded that it was not met. The Company further considered the modification and extinguishment accounting guidance under ASC 470-50 and concluded that modification accounting was appropriate. The Company concluded:

(i) amount of $1,015 was expensed as incurred in 2020, since it concerned amounts paid to third parties in relation to the JDH amendments, whereas the remaining amount of $166 was included in additional paid-in capital, since these costs related to the issuance of units;

(ii) the amendment fee of $1,241 was accounted for as a debt deferred cost and is amortized to each facility’s maturity;

(iii) the fair value of the option granted to JDH to purchase up to 428,571 additional units was recorded as debt discount and was amortized to Second JDH Loan’s maturity (Note 8);

(iv) for the accounting treatment of the fair value of the units issued to JDH and the change in the fair value of the conversion option, refer to Note 8.

All amounts regarding the JDH amendments discussed above were recorded as of December 31, 2020, the date of the closing of the transaction.

First JDH Loan originally entered into on October 4, 2016

Pursuant to the terms of the SPA, the fiscal year 2020 accrued and unpaid interest of $630 under the First JDH Loan was deemed fully and finally settled.

In February 2021, the Company fully repaid the outstanding balance of $5,900 of the First JDH Loan using proceeds from (i) Class E warrants exercises during 2021 (Note 11) and (ii) its February 2021 registered direct offering (Note 11), pursuant to the mandatory prepayment terms of the SPA and Omnibus Loans Agreement. On the date of repayment, $111 of unamortized debt discounts were written off according to the debt extinguishment guidance of ASC 470-50 and was included in “Loss in extinguishment of debt” in the consolidated statement of operations.

Second JDH Loan originally entered into on May 24, 2017

Pursuant to the terms of the SPA, the fiscal year 2020 accrued and unpaid interest of $841 under the Second JDH Loan was deemed fully and finally settled. The unamortized deferred financing costs as of December 31, 2020, include an amount of $543, being the fair value of the option granted to JDH to purchase additional securities (Note 9).

In February 2021, the Company prepaid $100 of the outstanding balance of the Second JDH Loan, using proceeds from (i) Class E warrants exercises during 2021 (Note 11) and (ii) its February 2021 registered direct offering (Note 11). On April 26, 2021, JDH exercised its option to purchase 428,571 additional Units (with each unit consisting of one common share of the Company, or, at JDH’s option, one pre-funded warrant in lieu of such common share, and ten warrants to purchase one common share at an exercise price of $7.0 per share) at a price of $7.0 per Unit in exchange for the settlement of principal under the Second JDH Loan in an amount of $3,000 (i.e., an amount equal to the aggregate purchase price of the units). The issuance of units to JDH and associated reduction in debt balance took place on May 6, 2021. On the same date, the Company fully amortized the unamortized balance of $424 of the fair value of the option to purchase the 428,571 Units, in accordance with its original conversion terms and recognized such amount in “Interest and Finance costs”.

On February 28, 2022, the Company voluntarily prepaid the remaining balance of $1,850 of the Second JDH Loan using cash on hand. All obligations under the Second JDH Loan were irrevocably and unconditionally discharged pursuant to the deed of release dated February 28, 2022.

Fourth JDH Loan originally entered into on March 26, 2019

Pursuant to the terms of the SPA, the fiscal year 2020 accrued and unpaid interest of $454 under the Fourth JDH Loan was deemed fully and finally settled.

In February 2021, the Company fully repaid the outstanding balance of $6,000 of the Fourth JDH Loan using proceeds from (i) Class E warrants exercises during 2021 (Note 11) and (ii) its February 2021 registered direct offering (Note 11), pursuant to the mandatory prepayment terms of the SPA and Omnibus Loans Agreement. On the date of repayment, $113 of unamortized debt discounts were written off according to the debt extinguishment guidance of ASC 470-50 and was included in “Loss in extinguishment of debt” in the consolidated statement of operations.

The annual principal payments required to be made after December 31, 2022 for all long-term debt and other financial liabilities, are as follows:

Twelve-month periods ending December 31,	Amount
2023	50,006
2024	30,633
2025	47,911
2026	77,296
Thereafter	42,857
Total	248,703